Annual Total Returns - FidelityManagedRetirementFunds-RetailComboPRO - FidelityManagedRetirementFunds-RetailComboPRO - Fidelity Managed Retirement 2010 Fund - Fidelity Managed Retirement 2010 Fund	Sep. 29, 2023
Bar Chart Table:
Annual Return 2013	15.50%
Annual Return 2014	5.72%
Annual Return 2015	(0.13%)
Annual Return 2016	6.86%
Annual Return 2017	10.62%
Annual Return 2018	(2.84%)
Annual Return 2019	12.62%
Annual Return 2020	9.58%
Annual Return 2021	3.81%
Annual Return 2022	(12.40%)